Summary of Significant Accounting Policies Change in Accounting Policy (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in Accounting Policy [Abstract]
Cumulative effect of change in accounting policy [Table Text Block]
The effect of this change in accounting policy on income (loss) before provision for (benefit from) income taxes and net income (loss) attributable to SFC, and the cumulative effect of this change in accounting policy on shareholder’s equity attributable to SFC for the following prior periods are included in the table below.

(dollars in millions)	As Reported	As Adjusted

Income (loss) before provision for (benefit from) income taxes
Year ended December 31, 2013	$(136)	$(125)
Year ended December 31, 2014	755	678
Year ended December 31, 2015	144	159

Net income (loss) attributable to SFC
Year ended December 31, 2013	$(83)	$(76)
Year ended December 31, 2014	448	397
Year ended December 31, 2015	9	14

Shareholder’s equity attributable to SFC
January 1, 2014	$1,328	$1,385
January 1, 2015	2,069	2,106
January 1, 2016	2,069	2,111

Schedule of Revised Condensed Balance Sheet [Table Text Block]
Revised Condensed Consolidated Balance Sheet

	December 31, 2015		December 31, 2014
(dollars in millions)	As Reported *	As Adjusted	As Reported	As Adjusted

Assets
Cash and cash equivalents	$321	$321	$749	$749
Investment securities	604	604	2,922	2,922
Net finance receivables:
Personal loans	4,300	4,300	3,800	3,800
SpringCastle Portfolio	1,576	1,703	1,979	2,091
Real estate loans	524	538	625	639
Retail sales finance	23	23	48	48
Net finance receivables	6,423	6,564	6,452	6,578
Unearned insurance premium and claim reserves	(250)	(250)	(217)	(217)
Allowance for finance receivable losses	(219)	(224)	(174)	(180)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	5,954	6,090	6,061	6,181
Finance receivables held for sale	796	793	205	202
Notes receivable from parent and affiliates	3,804	3,804	251	251
Restricted cash and cash equivalents	295	295	218	218
Other assets	281	281	474	475

Total assets	$12,055	$12,188	$10,880	$10,998

Liabilities and Shareholder’s Equity
Long-term debt	$9,582	$9,582	$8,356	$8,356
Insurance claims and policyholder liabilities	230	230	229	229
Deferred and accrued taxes	103	128	159	177
Other liabilities	217	216	255	259
Total liabilities	10,132	10,156	8,999	9,021

Shareholder’s equity:
Common stock	5	5	5	5
Additional paid-in capital	758	789	740	771
Accumulated other comprehensive income (loss)	(24)	(24)	3	3
Retained earnings	1,330	1,341	1,321	1,327
Springleaf Finance Corporation shareholder’s equity	2,069	2,111	2,069	2,106
Non-controlling interests	(146)	(79)	(188)	(129)
Total shareholder’s equity	1,923	2,032	1,881	1,977

Total liabilities and shareholder’s equity	$12,055	$12,188	$10,880	$10,998

*
As reported in our Annual Report on Form 10-K for the year ended December 31, 2015. The condensed consolidated balance sheet as of December 31, 2015, has been revised in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2016.

Schedule of Revised Condensed Income Statement [Table Text Block]
Revised Condensed Consolidated Statements of Operations

(dollars in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	As Reported	As Adjusted	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$1,604	$1,597	$1,574	$1,564	$1,648	$1,637
Finance receivables held for sale originated as held for investment	61	60	60	61	—	—
Total interest income	1,665	1,657	1,634	1,625	1,648	1,637

Interest expense	667	667	683	683	843	843

Net interest income	998	990	951	942	805	794

Provision for finance receivable losses	361	339	368	352	394	371

Net interest income after provision for finance receivable losses	637	651	583	590	411	423

Other revenues:
Insurance	158	158	166	166	148	148
Investment	49	49	39	39	34	34
Net loss on repurchases and repayments of debt	—	—	(66)	(66)	(42)	(42)
Net gain on fair value adjustments on debt	—	—	1	1	—	—
Net gain on sales of real estate loans and related trust assets	—	—	702	626	—	—
Other	35	36	(13)	(21)	22	21
Total other revenues	242	243	829	745	162	161

Other expenses:
Operating expenses:
Salaries and benefits	364	364	321	321	447	447
Other operating expenses	299	299	261	261	197	197
Insurance policy benefits and claims	72	72	75	75	65	65
Total other expenses	735	735	657	657	709	709

Income (loss) before provision for (benefit from) income taxes	144	159	755	678	(136)	(125)

Provision for (benefit from) income taxes	15	18	263	233	(53)	(49)

Net income (loss)	129	141	492	445	(83)	(76)

Net income attributable to non-controlling interests	120	127	44	48	—	—

Net income (loss) attributable to Springleaf Finance Corporation	$9	$14	$448	$397	$(83)	$(76)

Joint venture	$ 8	$ 0
Schedule of Revised Condensed Cash Flow Statement [Table Text Block]
Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	As Reported	As Adjusted	As Reported	As Adjusted	As Reported	As Adjusted

Cash flows from operating activities
Net income (loss)	$129	$141	$492	$445	$(83)	$(76)
Reconciling adjustments:
Provision for finance receivable losses	361	339	368	352	394	371
Depreciation and amortization	84	92	109	112	72	82
Deferred income tax charge (benefit)	(53)	(50)	18	(12)	(118)	(114)
Non-cash incentive compensation from Initial Stockholder	15	15	—	—	—	—
Net gain on fair value adjustments on debt	—	—	(1)	(1)	—	—
Net gain on sales of real estate loans and related trust assets	—	—	(702)	(626)	—	—
Net loss on repurchases and repayments of debt	—	—	66	66	42	42
Share-based compensation expense, net of forfeitures	2	2	1	1	145	145
Other	(1)	(3)	9	17	19	21
Cash flows due to changes in:
Other assets and other liabilities	(54)	(54)	(9)	(9)	2	2
Insurance claims and policyholder liabilities	34	34	51	51	29	29
Taxes receivable and payable	111	111	(127)	(127)	(50)	(50)
Accrued interest and finance charges	(23)	(23)	(39)	(39)	(41)	(41)
Restricted cash and cash equivalents not reinvested	—	—	5	5	(4)	(4)
Other, net	(1)	(1)	1	1	(1)	(1)
Net cash provided by operating activities	604	603	242	236	406	406

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(799)	(799)	(94)	(88)	379	379
Proceeds on sales of finance receivables held for sale originated as held for investment	78	78	3,789	3,789	15	15
Cash advances on intercompany notes receivables	(3,720)	(3,720)	(128)	(128)	—	—
Principal collections on intercompany notes receivables	189	189	44	44	—	—
Available-for-sale securities purchased	(476)	(476)	(348)	(348)	(196)	(196)
Trading and other securities purchased	(1,474)	(1,474)	(2,930)	(2,930)	(10)	(10)
Available-for-sale securities called, sold, and matured	470	470	269	269	296	296
Trading and other securities called, sold, and matured	3,779	3,779	646	646	8	8
Change in notes receivable from parent and affiliate	—	—	—	—	370	370
Change in restricted cash and cash equivalents	(72)	(72)	93	93	(241)	(241)
Proceeds from sale of real estate owned	14	14	58	58	108	108
Other, net	(12)	(12)	—	—	(3)	(3)
Net cash provided by (used for) investing activities	(2,023)	(2,023)	1,399	1,405	726	726

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,028	3,028	3,557	3,557	3,765	3,765
Repayments of long-term debt	(1,960)	(1,960)	(4,218)	(4,218)	(5,868)	(5,868)
Change in notes payable to parent and affiliates	—	—	—	—	(31)	(31)
Distributions to joint venture partners	(78)	(77)	(627)	(627)	—	—
Excess tax benefit from share-based compensation	1	1	—	—	—	—
Capital contribution from parent	—	—	22	22	21	21
Net cash provided by (used for) financing activities	991	992	(1,266)	(1,266)	(2,113)	(2,113)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1)	(1)	(1)	(1)

Net change in cash and cash equivalents	(428)	(428)	374	374	(982)	(982)
Cash and cash equivalents at beginning of period	749	749	375	375	1,357	1,357
Cash and cash equivalents at end of period	$321	$321	$749	$749	$375	$375